INCOME TAX (Details 3)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Income Taxes [Line Items]
Current income tax provision (benefit)	¥ 307,900	$ 45,430	¥ 0	¥ (2,019,938)
Adjust over accrued tax of prior years	0		(1,196,253)	0
Deferred income taxes provision (benefit)	0	0	1,742,098	(532,137)
Expense (benefit) for income tax	¥ 307,900	$ 45,430	¥ 545,845	¥ (2,552,075)